Litigation	12 Months Ended
Dec. 31, 2021
Litigation Disclosures [Abstract]
Litigation	LITIGATION
The Progressive Corporation and/or its insurance subsidiaries are named as defendants in various lawsuits arising out of claims made under insurance policies written by our insurance subsidiaries in the ordinary course of business. We consider all legal actions relating to such claims in establishing our loss and loss adjustment expense reserves.
In addition, The Progressive Corporation and/or its insurance subsidiaries are named as defendants in a number of class action or individual lawsuits that challenge certain of the operations of the subsidiaries.
We describe litigation contingencies for which a loss is probable. In addition, we establish accruals for these lawsuits when we can reasonably estimate potential loss exposure, which may include a range of loss, and we will disclose such amount or range of loss if material. As to lawsuits for which the loss is considered probable but not estimable, we do not establish an accrual. Nevertheless, we continue to evaluate this pending litigation to determine if any losses not deemed probable and estimable become so, at which point we would establish an accrual at our best estimate of the loss or range of loss. We also describe litigation contingencies for which a loss is reasonably possible (but not probable). When disclosing reasonably possible litigation contingencies, we will disclose the amount or range of possible loss, if we are able to make that determination and if material. We review all reasonably possible losses on an ongoing basis to determine whether the likelihood of incurring a loss has become probable, or whether the circumstances have changed such that we may now reasonably estimate a range of loss.
We may also be exposed to litigation contingencies that are remote. Remote litigation contingencies are those for which the likelihood of a loss is slight at period end. We do not disclose, or establish accruals for, remote litigation contingencies, but we evaluate these contingencies on an ongoing basis to determine whether the likelihood of a loss has increased.
Each year, certain of our pending litigation matters are brought to conclusion. For cases that have settled, but for which settlement is not complete, an accrual is established at our best estimate of the loss exposure. We regularly review these and other accruals to ensure they are adequate.
Settlements that are complete are fully reflected in our financial statements. The amounts accrued and/or paid for settlements during the periods presented were not material to our consolidated financial condition, cash flows, or results of operations.
The pending lawsuits summarized below are in various stages of development, and the outcomes are uncertain until final disposition or, if probable and estimable, are accrued and immaterial as of December 31, 2021. At period end, except to the extent an immaterial accrual has been established, we do not consider the losses from these pending cases to be both probable and estimable, and we are unable to estimate a range of loss at this time. It is not possible to determine loss exposure for a number of reasons, including, without limitation, one or more of the following: liability appears to be remote; putative class action lawsuits generally pose immaterial exposure until a class is actually certified, which, historically, has not been granted by courts in the vast majority of our cases in which class certification has been sought; even certified class action lawsuits are subject to decertification, denial of liability and/or appeal; class definitions are often indefinite and preclude detailed exposure analysis; and complaints rarely state an amount sought as relief, and when such amount is stated, it often is a function of pleading requirements and may be unrelated to the potential exposure.
We plan to contest these suits vigorously, but may pursue settlement negotiations in some cases, as we deem appropriate. In the event that any one or more of these cases results in a substantial judgment against us, or settlement by us, or if our accruals (if any) prove to be inadequate, the resulting liability could have a material adverse effect on our consolidated financial condition, cash flows, and/or results of operations. Based on information currently known, we do not believe that the outcome of any pending cases described below will have a material impact on our consolidated financial condition, cash flows, and/or results of operations.
At December 31, 2021, pending lawsuits as described above that challenge certain of the operations of our subsidiaries included:
Lawsuits seeking class/collective action status:
•alleging we improperly handle, adjust, and pay physical damage claims, including how we value total loss claims, the payment of fees and taxes associated with total losses, and the payment of diminution of value damages.
•alleging we improperly adjust PIP claims in Florida.
•alleging we improperly adjust medical bills submitted by insureds or medical providers in medical claims.
•alleging we improperly pay and reimburse Medicare Advantage Plans on first party medical, PIP, and bodily injury claims.
•alleging we improperly accept uninsured motorist rejection.
•alleging we sell illusory underinsured motorist coverage.
•alleging we wrongfully withheld payments owed to insureds under uninsured/underinsured motorist coverage.
•alleging we must pay an insured the pre-loss actual cash value of a totaled vehicle in addition to the value of the salvage vehicle if we take ownership of the salvage vehicle.
•alleging we improperly calculate basic economic loss as it relates to wage loss coverage.
•alleging we violated the Telephone Consumer Protection Act.
•alleging we provided an insufficient amount of premium relief to California and Nevada insureds in response to the COVID-19 pandemic.
•alleging we deny or limit claims made under ordinance or law coverage.
•alleging we induce claimants to sign releases days after an accident, thereby depriving them of the right to pursue claims against our insureds.
•alleging we deny enhanced injury protection benefits following an insured’s death.
•alleging we fail to timely and fully refund premiums to insureds upon taking title to vehicles that have been deemed total losses.
•alleging we and other stockholders of the Tribune Co. were overpaid for stock as part of a leveraged buyout.
•alleging certain of our compensation practices and overtime payment practices are improper, including our classification of certain employees as exempt from overtime pay requirements.
Lawsuits certified or conditionally certified as class/collective actions:
•alleging we improperly value total loss claims in Florida and Washington.
•alleging we improperly fail to pay fees and taxes associated with total losses in Florida.
•alleging we improperly adjust medical bills in Washington.
•alleging that certain of our compensation practices and overtime payment practices are improper, including our classification of certain employees as exempt from overtime pay requirements.
Non-class/collective/representative lawsuits:
•alleging we breached a contract by improperly handling a portfolio of high-deductible workers’ compensation claims.
•alleging we improperly paid, reimbursed, and reported on claims in which the insured or claimant is a Medicare or Medicaid beneficiary.
•alleging we improperly estimate and pay for physical damage repairs.
•alleging we mistitled a vehicle by omitting a salvage designation.
•alleging we improperly listed an operating address with the Federal Motor Carrier Safety Administration.
•alleging that various employment policies, practices, and/or decisions are improper.